Property & Equipment (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Equipment	$ 649,400	$ 649,400	$ 3,094
Less accumulated amortization	(111,213)	(58,137)	(1,857)
Balance - Ending	538,188	591,263	1,237
Period Amortization
Less accumulated amortization	(53,075)	(56,281)	(619)
Equipment
Equipment			3,094
Less accumulated amortization			(1,857)
Balance - Ending			1,237
Equipment | Period Amortization
Less accumulated amortization			$ (619)
Leasehold improvements
Equipment	259,981	259,981
Less accumulated amortization	(59,592)	(33,342)
Balance - Ending	200,389	226,639
Leasehold improvements | Period Amortization
Less accumulated amortization	(26,249)	(33,342)
Computers
Equipment	63,964	63,964
Less accumulated amortization	(22,028)	(12,187)
Balance - Ending	41,936	51,777
Computers | Period Amortization
Less accumulated amortization	(9,841)	(12,187)
Furniture fixtures equipment
Equipment	34,220	34,220
Less accumulated amortization	(9,580)	(6,062)
Balance - Ending	24,640	28,158
Furniture fixtures equipment | Period Amortization
Less accumulated amortization	(3,518)	(4,205)
Lab equipment
Equipment	291,235	291,235
Less accumulated amortization	(20,013)	(6,546)
Balance - Ending	271,223	284,689
Lab equipment | Period Amortization
Less accumulated amortization	$ (13,467)	$ (6,546)